BORROWINGS (Details) ¥ in Thousands, $ in Thousands		Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Short-Term Debt [Line Items]
Total short-term borrowings	[1]	$ 5,126	¥ 800,000
Summitomo Mitsui Banking Corporation [Member]
Short-Term Debt [Line Items]
Short term effective interest rate	[2]	1.45%	1.45%
Total short-term borrowings	[2]	$ 1,922	¥ 300,000
M U F G Bank Ltd [Member]
Short-Term Debt [Line Items]
Short term effective interest rate	[1]	1.51%	1.51%
Total short-term borrowings	[1]	$ 3,204	¥ 500,000

[1]	On February 25, 2025, the Company entered into a revolving credit facility agreement with MUFG Bank, Ltd. with a maximum commitment of JPY3,000.0 million. The facility’s commitment period commences on February 28, 2025, and terminates on February 25, 2028.
[2]	On October 31, 2025, the Company entered into a commitment line agreement with Sumitomo Mitsui Banking Corporation with a maximum commitment of JPY 2,500.0 million. The facility’s commitment period commences on October 31, 2025, and terminates on October 31, 2026. Pursuant to the agreement, the maximum borrowing limit for this period is JPY 2,500.0 million. The borrowings are primarily used for working capital purposes. As of February 28, 2026, the unused credit line balance was JPY2,200 million ($14.1 million).